SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥) segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate of translations of amounts from RMB into US$	7.2993
Impairment of long-lived assets	¥ 0.0	¥ 0.0	¥ 0.0
Impairment of goodwill	0.0	0.0	0.0
Advertising expenses	530.4	582.1	793.2
Employee benefit expenses incurred	¥ 470.1	¥ 449.8	¥ 395.2
Number of operating segments | segment	1	1	1
Number of reportable segments | segment	1	1	1